MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Management Fees Selling Commissions Platform Fees And Profit Share
Schedule of selling commissions and platform fees

	Selling Commissions
	2021	2020
Series A Units	$2,175,856	$2,604,190
Series D Units	91,760	103,759
	$2,267,616	$2,707,949